Segmented Information - Schedule of Segment Information for Reporting Segments and a Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,173	$ 1,056
Adjusted EBIT	3,108	2,898
Goodwill	2,099	1,923	$ 1,344
Fixed assets, net	8,141	7,022
Current assets	11,220	10,163
Investments, intangible assets, goodwill, deferred tax assets and other assets	6,032	5,381
Consolidated total assets	25,393	22,566
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	38,946	36,445
External sales	38,946	36,445
Depreciation and amortization	1,173	1,056
Adjusted EBIT	3,108	2,898
Goodwill	2,099	1,923
Fixed asset additions	1,858	1,807
Fixed assets, net	8,141	7,022
North America [Member]
Segment Reporting Information [Line Items]
Goodwill	612	595	590
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	20,905	20,744
External sales	20,824	20,657
Depreciation and amortization	549	486
Adjusted EBIT	2,064	2,061
Goodwill	612	595
Fixed asset additions	810	910
Fixed assets, net	3,560	3,293
North America [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(1,477)	(1,387)
North America [Member] | Canada [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,888	6,784
External sales	6,215	6,214
Fixed asset additions	268	201
Fixed assets, net	883	721
North America [Member] | United States [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	9,989	10,226
External sales	9,742	9,857
Fixed asset additions	301	400
Fixed assets, net	1,593	1,573
North America [Member] | Mexico [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	5,505	5,121
External sales	4,867	4,586
Fixed asset additions	241	309
Fixed assets, net	1,084	999
Europe [Member]
Segment Reporting Information [Line Items]
Goodwill	1,264	1,116	525
Europe [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	15,177	13,080
External sales	14,923	12,815
Depreciation and amortization	478	431
Adjusted EBIT	596	543
Goodwill	1,264	1,116
Fixed asset additions	858	738
Fixed assets, net	3,333	2,584
Europe [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(465)	(400)
Europe [Member] | Western Europe Excluding Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	12,371	10,537
External sales	11,949	10,159
Fixed asset additions	624	578
Fixed assets, net	2,443	1,912
Europe [Member] | Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	597	658
External sales	595	656
Fixed asset additions	35	24
Fixed assets, net	162	127
Europe [Member] | Eastern Europe [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,674	2,285
External sales	2,379	2,000
Fixed asset additions	199	136
Fixed assets, net	728	545
Asia [Member]
Segment Reporting Information [Line Items]
Goodwill	223	212	$ 229
Asia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,791	2,674
External sales	2,608	2,502
Depreciation and amortization	106	103
Adjusted EBIT	366	266
Goodwill	223	212
Fixed asset additions	117	97
Fixed assets, net	726	679
Rest of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	584	465
External sales	583	464
Depreciation and amortization	13	13
Adjusted EBIT	12	(17)
Fixed asset additions	8	11
Fixed assets, net	57	62
Corporate and Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(511)	(518)
External sales	8	7
Depreciation and amortization	27	23
Adjusted EBIT	70	45
Fixed asset additions	65	51
Fixed assets, net	$ 465	$ 404